Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Stockholders' deficit:
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	10,000,000	10,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	200,000,000	200,000,000
Common stock shares issued	36,352,277	33,563,428
Common stock shares outstanding	36,095,064	33,306,215